Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 15, 2020 shares	Dec. 31, 2019 USD ($) segment shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Number of reportable segments | segment			2
Shares authorized (in shares) | shares			2,080,000,000		2,080,000,000
Lease liabilities			$ 199,728
Operating lease right-of-use assets			181,596
Current portion of operating lease liabilities			45,962		$ 0
Long-term operating lease liabilities, less current portion			$ 153,766		0
Deferred rent, prepaid rent and unearned lease incentives, net					$ 16,600
Weighted-average remaining amortization period			12 years
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Stock split, conversion ratio		1.8
Shares authorized (in shares) | shares	2,000,000,000.0	2,080,000,000.00
Subsequent Event | IPO
Subsidiary, Sale of Stock [Line Items]
Stock sold to the public (in usd per share) | $ / shares	$ 27.00
Stock issued in the IPO (in shares) | shares	69,000,000
Proceeds raised in the IPO	$ 1,765,700
Subsequent Event | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock issued in the IPO (in shares) | shares	9,000,000
ASC 842
Subsidiary, Sale of Stock [Line Items]
Lease liabilities				$ 196,300
Operating lease right-of-use assets				179,700
Current portion of operating lease liabilities				39,700
Long-term operating lease liabilities, less current portion				$ 156,600